Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
Note 15. Fair value measurements
Warrant liability
Upon the closing of the transaction, 20,000,000 Public Warrants and 9,666,667 private warrants, that were both issued by TWC prior to the transaction, were outstanding to purchase the Company’s Ordinary Shares. Each warrant entitles the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the transaction and expire five years after the Closing Date or earlier upon redemption or liquidation. The Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company Ordinary Shares equals or exceeds $18 per share, subject to adjustments, for any 20 trading-days within a 30 trading-day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders.
The private warrants have similar terms as the Public Warrants, except that the private warrants may be exercised for cash or on a cashless basis at the holder’s option and the private warrants will not be redeemed by the Company as long as they are held by the initial purchasers or their permitted transferees, but once they are transferred, they have the same rights as the Public Warrants. As the private warrants include provisions that provide for potential changes to the settlement amounts that are dependent on the characteristics of the holder of the warrant, under ASC Section 815-40, those warrants are not indexed to the Company’s Ordinary Shares in the manner contemplated by that Section, so long as they are held by the initial purchasers or their permitted transferees.
The Public Warrants may be exercised with a different mechanism, depending on whether the Company maintains an effective registration statement or not. Since, among other things, the fact whether the Company maintains an effective registration statement effect the settlement provision of the Public Warrants is not an input into the pricing of fixed for fixed option model on equity shares, the Public Warrants are precluded from being indexed to the Company's own share and should be classified as a liability.
The Company has classified the warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.
During the year ended December 31,2022, 500 public warrants were exercised in a total amount of $5.

	Public Warrants (Level 1)	Private Placement Warrants (Level 3)	Total Warrant liability
Balance, December 31, 2021	$35,200	$21,278	$56,478
Change in fair value	(22,240)	(14,223)	(36,463)
Balance, December 31, 2022	$12,960	$7,055	$20,015

The estimated fair value of the private placement warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes valuation model are assumptions related to expected share-price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its common share based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates will remain at 0%.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2022	December 31, 2021
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$4.36	$8.02
Expiration term (in years)	3.66	4.66
Volatility	52.9%	44.8%
Risk-free Rate	4.13%	1.22%
Dividend yield	0%	0%-5%

Restricted sponsor shares liability and Price adjustment shares liability

7,500,000 Ordinary Shares issued to TWC Tech Holdings II, LLC, out of a total of 13,500,000 shares, are Restricted Sponsor Shares and will vest in 3 tranches of 3,000,000, 3,000,000 and 1,500,000, upon achievement of the triggering events (as defined in the Business Combination Agreement)); if at any time during the Price Adjustment Period the price of Ordinary Shares will be greater than or equal to $12.50, $15.00 and $30.00, respectively, over any twenty trading days within any thirty trading day period. In the event of a post-Closing change of control transaction involving the Company, any Restricted Sponsor Shares not previously vested will vest and will be entitled to participate in the change of control transaction. The probability of such event was considered by the Company. Upon the expiration of the Price Adjustment Period (a period of seven years), any unvested Cellebrite Shares that have not vested as of such time will be forfeited. The Company security holders shall be entitled to vote their unvested Restricted Sponsor Shares and receive dividends and other distribution, and to have all other economic rights, in each case, with respect to such Restricted Sponsor Shares while they remain unvested.
Holders of the Ordinary Shares and vested RSUs, in each case as of immediately prior to the Effective Time, are eligible to receive up to 15,000,000 Ordinary Shares that will vest in 3 tranches of 5,000,000 upon achievement of the triggering events (if at any time during the Price Adjustment Period the price of Ordinary Shares will be greater than or equal to $12.50, $15.00 and $17.50, respectively, over any 20 trading-days within any 30 trading-day period.) or upon a Change of Control (as defined in Business Combination Agreement) before the five (5) year anniversary of the Closing Date.
The restricted Sponsor shares liability and Price adjustment shares are measured at fair value using Level 3 inputs.
The Company has determined that the price adjustment shares, and the restricted sponsor shares are freestanding financing instruments since those rights are legally detachable and separately exercisable. The Company has determined that the price adjustment rights, and the restricted sponsor shares are not indexed to Company’s stock since if a change of control occurs, all the shares underlying the price adjustment shares and the restricted sponsor shares will be issued regardless of the company’s stock price. Therefore, the Company accounted for the price adjustment shares and for the restricted sponsor shares as a liability measured at fair value through earnings.

	Restricted sponsor shares (level 3)	Price adjustment shares (level 3)	Total
Balance, December 31, 2021	$44,712	$79,404	$124,116
Change in fair value of restricted sponsor shares and price adjustment shares	(27,180)	(53,220)	(80,400)
Balance, December 31, 2022	$17,532	$26,184	$43,716

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2022		December 31, 2021
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30.0	$12.5-$17.5	$12.5-$30.0	$12.5-$17.5
Remaining exercise period	5.66	3.66	6.66	4.66
Share value	$1.17-$2.63	$1.32-$2.0	$3.69-$6.61	$4.42-$5.92